Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

	Ronald Glibbery – PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(5)	Net Loss (thousands) (6)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)
2024	$400,000	$356,169	$285,000	$250,458	$(99.31)	$(10,728)
2023	$400,000	$305,875	$290,000	$354,460	$(93.34)	$(16,795)
2022	$830,000	$638,333	$481,143	$303,399	$(82.62)	$(32,398)

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(1)      Represent the amounts of total compensation reported for our PEO, Ronald Glibbery, during each corresponding year in the “Total” column of the Summary Compensation Table below.

(2)      Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year- End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,169
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875
2022	$830,000	$(430,000)	$146,000	—	$92,333	—	$638,333

(3)      Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table below. For 2024, this consists of James Sullivan, Bradley Lynch and Mark Lunsford, for 2023, this consists of James Sullivan and Bradley Lynch, and for 2022, this consists of Daniel Lewis and James Sullivan (the “Non-PEO NEOs”).

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over- Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,458
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460
2022	$481,143	$(376,250)	$127,750	$(5,789)	$80,792	$(4,246)	$303,399

(5)      TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2024, 2023 or 2022.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

PEO Total Compensation Amount	[1]	$ 400,000	$ 400,000	$ 830,000
PEO Actually Paid Compensation Amount	[2]	$ 356,169	305,875	638,333
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year- End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,169
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875
2022	$830,000	$(430,000)	$146,000	—	$92,333	—	$638,333

Non-PEO NEO Average Total Compensation Amount	[3]	$ 285,000	290,000	481,143
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 250,458	354,460	303,399
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over- Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,458
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460
2022	$481,143	$(376,250)	$127,750	$(5,789)	$80,792	$(4,246)	$303,399

Compensation Actually Paid vs. Total Shareholder Return

The illustrations below provide an additional graphical description of CAP compared to both our cumulative “Total Shareholder Return” (TSR) and our net loss. As the illustrations show, the compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs during the periods presented are not directly correlated with TSR. We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. Compensation actually paid is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[5]	$ (99.31)	(93.34)	(82.62)
Net Income (Loss)	[6]	$ (10,728,000)	(16,795,000)	(32,398,000)
PEO Name		Ronald Glibbery
Non-PEO NEO | Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				127,750
Non-PEO NEO | Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(15,228)	16,341	(5,789)
Non-PEO NEO | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,260	25,833	80,792
Non-PEO NEO | Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(22,573)	22,286	(4,246)
Non-PEO NEO | Reported Value of Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(376,250)
Ronald Glibbery [Member] | Reported Value of Equity Awards for Ronald Glibbery [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(430,000)
Ronald Glibbery [Member] | Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				146,000
Ronald Glibbery [Member] | Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,670)	(78,663)
Ronald Glibbery [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,177	29,514	92,333
Ronald Glibbery [Member] | Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (27,337)	$ (44,976)

[1]	Represent the amounts of total compensation reported for our PEO, Ronald Glibbery, during each corresponding year in the “Total” column of the Summary Compensation Table below.
[2]	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year- End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,169
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875
2022	$830,000	$(430,000)	$146,000	—	$92,333	—	$638,333

[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table below. For 2024, this consists of James Sullivan, Bradley Lynch and Mark Lunsford, for 2023, this consists of James Sullivan and Bradley Lynch, and for 2022, this consists of Daniel Lewis and James Sullivan (the “Non-PEO NEOs”).
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over- Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,458
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460
2022	$481,143	$(376,250)	$127,750	$(5,789)	$80,792	$(4,246)	$303,399

[5]	TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2024, 2023 or 2022.
[6]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.